Other Comprehensive Income (Loss) (Tax effect) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accumulated Other Comprehensive Income (Loss) [Line Items]
Benefit/(provision) for income taxes allocated to other comprehensive income (loss) items	$ (30.3)	$ 402.7	$ (10.6)
Foreign Currency Translation Gains (Losses)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Benefit/(provision) for income taxes allocated to other comprehensive income (loss) items	51.6	170.8	(70.6)
Unrealized Net Gains (Losses) on Securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Benefit/(provision) for income taxes allocated to other comprehensive income (loss) items	2.1	55.0	(89.2)
Defined Benefit Pension and Retiree Health Benefit Plans
Accumulated Other Comprehensive Income (Loss) [Line Items]
Benefit/(provision) for income taxes allocated to other comprehensive income (loss) items	(85.3)	186.6	153.3
Effective Portion of Cash Flow Hedges
Accumulated Other Comprehensive Income (Loss) [Line Items]
Benefit/(provision) for income taxes allocated to other comprehensive income (loss) items	$ 1.3	$ (9.7)	$ (4.1)